Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense for Share-Based payments and Associated Tax Impacts

Total compensation expense for share-based payment arrangements to employees and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
Stock and Stock Unit Awards	$44.0	$36.2	$25.1
Stock Options	27.4	34.1	27.6
Performance Stock Units	2.5	–	–

Total Share-Based Compensation Expense	$73.9	$70.3	$52.7
Tax Benefits Recognized	$27.7	$26.5	$19.3

Weighted Average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2012	2011	2010
Expected Term (in Years)	7.5	7.7	7.4
Dividend Yield	2.79%	4.56%	4.38%
Expected Volatility	34.0	43.2	41.5
Risk Free Interest Rate	1.42	2.94	2.64

Information Pertaining to Stock Options Granted, Vested and Exercised

The following table provides information about stock options granted, vested, and exercised in the years ended December 31, 2012 and 2011.

(In Millions, Except Per Share Information)	2012	2011	2010
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$11.54	$15.26	$14.45
Grant-Date Fair Value of Stock Options Vested	32.1	27.9	26.7
Stock Options Exercised
Intrinsic Value as of Exercise Date	12.8	1.5	5.0
Cash Received	32.3	5.4	16.9
Tax Deduction Benefits Realized	4.6	0.5	1.7

Summary of Status of Stock Options under 2012 Plan and 2002 Plan

A summary of the status of stock options under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2011	17,001,415	$52.39
Granted	1,744,446	43.67
Exercised	(973,270)	33.76
Forfeited, Expired or Cancelled	(2,470,117)	52.65

Options Outstanding, December 31, 2012	15,302,474	$52.53	5.4	$29.1

Options Exercisable, December 31, 2012	10,336,444	$54.08	4.1	$16.8

Unvested Options
Changes in Nonvested Stock

The following is a summary of changes in nonvested stock options for the year ended December 31, 2012.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2011	5,348,347	$15.48
Granted	1,744,446	11.54
Vested	(2,027,193)	15.81
Forfeited or Cancelled	(99,570)	13.65

Nonvested at December 31, 2012	4,966,030	$14.00

Stock And Stock Units
Changes in Nonvested Stock

The following is a summary of nonvested stock and stock unit awards at December 31, 2012, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2011	2,809,067	$52.33	2.4
Granted	988,421	43.72
Vested	(487,980)	52.38
Forfeited	(173,012)	49.13

Nonvested at December 31, 2012	3,136,496	$49.20	2.0

Status of Outstanding Stock and Stock Unit Awards 2012 Plan and 2002 Plan

A summary of the status of outstanding stock and stock unit awards under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6
Granted	988,421
Distributed	(423,530)
Forfeited	(173,012)

Stock and Stock Unit Awards Outstanding, December 31, 2012	3,306,444	$165.9

Units Convertible, December 31, 2012	169,948	$8.5